Significant Accounting Policies - Impact of Change in Presentation on Statement of Cash Flows (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Entity Information [Line Items]
Profit for the year	£ 83,093	£ 43,450	[1]	£ 19,991	[1]
Income tax charge	19,286	10,918	[2]	3,373	[1]
Non-cash adjustments	53,799	54,850	[2]	28,148	[2]
Net cash from operating activities	120,719	87,668	[2]	37,877	[2]
Purchase of non-current assets (tangibles and intangibles)	(13,967)	(5,429)	[2]	(7,514)	[2]
Net cash used in investing activities	£ (23,875)	(106,410)	[2]	(27,382)	[2]
Previously stated
Entity Information [Line Items]
Profit for the year		43,441		21,410
Income tax charge		10,914		3,846
Non-cash adjustments		55,547		28,622
Net cash from operating activities		88,352		40,243
Purchase of non-current assets (tangibles and intangibles)		(6,113)		(9,880)
Net cash used in investing activities		(107,094)		(29,748)
Adjustments
Entity Information [Line Items]
Profit for the year		9		(1,419)
Income tax charge		4		(473)
Non-cash adjustments		(697)		(474)
Net cash from operating activities		(684)		(2,366)
Purchase of non-current assets (tangibles and intangibles)		684		2,366
Net cash used in investing activities		£ 684		£ 2,366

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
[2]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).